Schedule of Finite-Lived Intangible Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Licenses	€ 462,000	€ 443,000
Goodwill And Intangible Assets Schedule Of Finite-lived Intangible Assets 13	39
Trade name and trademark	596,000	556,000
Goodwill And Intangible Assets Schedule Of Finite-lived Intangible Assets 14	24
Patents	412,000	412,000
Organization costs	363,000	363,000
Total gross value	1,833,000	1,774,000
Less: accumulated amortization	€ (1,794,000)	€ (1,750,000)